ACCOUNTING POLICIES (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jan. 03, 2019
Reserve Quantities [Line Items]
Cash			€ 268,360
Cash and cash equivalents			€ 268,360		€ 0
Codere Online Business [Member]
Reserve Quantities [Line Items]
Equity	€ 39,900,000	€ 31,300,000
Negative working capital	19,700,000	12,000,000.0
Cash flows from operations	16,300,000	16,100,000
Cash	10,900,000	2,600,000
Cash and cash equivalents	2,647,000	€ 2,524,000		€ 6,700,000		€ 2,105,000
Restricted				€ 3,100,000
Investment	67,000,000
Redeem value	10,000,000
Proceeds from the transaction	77,000,000
Transaction amount	65,000,000.0
Ttrust account	115,000,000
Redemptions and before expenses	192,000,000
Codere Online Business [Member] | Codere Espana S A [Member]
Reserve Quantities [Line Items]
Debt capitalizations	28,100,000
Codere Online Business [Member] | Codere Newco And Codere Online Management Services [Member]
Reserve Quantities [Line Items]
Debt capitalizations	4,400,000
Codere Online Business [Member] | Codere Newco [Member]
Reserve Quantities [Line Items]
Debt capitalizations	9,500,000
Codere Online Business [Member] | Serviciosde Juego Online S A One [Member]
Reserve Quantities [Line Items]
Debt capitalizations	€ 9,500,000